Schedule of Portfolio Investments	Boston Trust Asset Management Fund March 31, 2023 (Unaudited)

Common Stocks (74.7%)

Security Description	Shares	Fair Value ($)

Communication Services (6.0%)
Alphabet, Inc., Class A (a)	40,000	4,149,200
Alphabet, Inc., Class C (a)	220,000	22,880,000
Comcast Corp., Class A	200,000	7,582,000
		34,611,200
Consumer Discretionary (6.6%)
Dollar General Corp.	17,500	3,683,050
Lowe’s Cos., Inc.	25,000	4,999,250
NIKE, Inc., Class B	102,500	12,570,600
O’Reilly Automotive, Inc. (a)	4,500	3,820,410
Ross Stores, Inc.	38,000	4,032,940
Starbucks Corp.	85,000	8,851,050
		37,957,300
Consumer Staples (7.2%)
Church & Dwight Co., Inc.	50,000	4,420,500
Costco Wholesale Corp.	35,000	17,390,450
Diageo PLC, Sponsored ADR	25,000	4,529,500
McCormick & Co., Inc.	40,000	3,328,400
PepsiCo, Inc.	30,000	5,469,000
Sysco Corp.	35,000	2,703,050
The Procter & Gamble Co.	25,000	3,717,250
		41,558,150
Energy (4.3%)
Chevron Corp.	38,000	6,200,080
ConocoPhillips	45,000	4,464,450
Exxon Mobil Corp.	110,000	12,062,600
Schlumberger Ltd.	45,000	2,209,500
		24,936,630
Financials (9.0%)
American Express Co.	30,000	4,948,500
Berkshire Hathaway, Inc., Class B (a)	22,500	6,947,325
Chubb Ltd.	20,000	3,883,600
Cincinnati Financial Corp.	60,000	6,724,800
FactSet Research Systems, Inc.	13,720	5,695,035
JPMorgan Chase & Co.	97,750	12,737,803
Northern Trust Corp.	50,000	4,406,500
T. Rowe Price Group, Inc.	55,000	6,209,499
		51,553,062
Health Care (10.0%)
Agilent Technologies, Inc.	20,000	2,766,800
Becton, Dickinson & Co.	35,000	8,663,900
Edwards Lifesciences Corp. (a)	95,000	7,859,350
Johnson & Johnson	56,500	8,757,500
Merck & Co., Inc.	50,000	5,319,500
Mettler-Toledo International, Inc. (a)	3,500	5,355,735
Stryker Corp.	25,000	7,136,750
UnitedHealth Group, Inc.	19,750	9,333,653
Waters Corp. (a)	7,500	2,322,225
		57,515,413
Industrials (7.7%)
Donaldson Co., Inc.	50,000	3,267,000
Hubbell, Inc.	36,000	8,759,160
Illinois Tool Works, Inc.	25,400	6,183,630
Union Pacific Corp.	45,000	9,056,700
United Parcel Service, Inc., Class B	54,000	10,475,460
W.W. Grainger, Inc.	9,500	6,543,695
		44,285,645

Common Stocks (continued)

Security Description	Shares	Fair Value ($)

Information Technology (21.3%)
Accenture PLC, Class A	62,000	17,720,220
Apple, Inc.	188,000	31,001,200
Automatic Data Processing, Inc.	65,000	14,470,950
Cisco Systems, Inc.	65,000	3,397,875
Microsoft Corp.	125,000	36,037,500
Oracle Corp.	50,000	4,646,000
Visa, Inc., Class A	65,000	14,654,900
		121,928,645
Materials (1.9%)
Air Products and Chemicals, Inc.	25,500	7,323,855
AptarGroup, Inc.	32,500	3,841,175
		11,165,030
Utilities (0.7%)
Eversource Energy	55,000	4,304,300
		4,304,300

TOTAL COMMON STOCKS (Cost $125,141,293)		429,815,375

Corporate Bonds (2.9%)
	Principal
	Amount ($)

Communication Services (0.2%)
Comcast Corp., 4.25%, 10/15/30, Callable 7/15/30 @ 100	900,000	881,796
Verizon Communications, Inc., 4.02%, 12/3/29, Callable 9/3/29 @ 100	250,000	239,915
		1,121,711
Consumer Discretionary (0.1%)
Toyota Motor Credit Corp., 3.65%, 1/8/29	350,000	337,061

Consumer Staples (0.1%)
McCormick & Co., Inc., 3.50%, 9/1/23, Callable 6/1/23 @ 100	500,000	495,343

Financials (1.0%)
Bank of America Corp., 4.18%, 11/25/27, MTN, Callable 11/25/26 @ 100	500,000	482,506
Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	2,000,000	1,947,742
Cincinnati Financial Corp., 6.92%, 5/15/28	500,000	555,779
JPMorgan Chase & Co., 3.90%, 7/15/25, Callable 4/15/25 @ 100	1,000,000	983,901
JPMorgan Chase & Co., 4.01%, 4/23/29, Callable 4/23/28 @ 100	500,000	478,117
Wells Fargo & Co., 3.55%, 9/29/25, MTN	2,000,000	1,922,144
		6,370,189
Health Care (0.2%)
Merck & Co., Inc., 1.70%, 6/10/27, Callable 5/10/27 @ 100	350,000	317,912
Pfizer, Inc., 3.60%, 9/15/28, Callable 6/15/28 @ 100	500,000	489,598
UnitedHealth Group, Inc., 3.38%, 4/15/27	500,000	481,625
		1,289,135

1

Schedule of Portfolio Investments	Boston Trust Asset Management Fund March 31, 2023 (Unaudited)

Corporate Bonds (continued)

	Principal
Security Description	Amount ($)	Fair Value ($)

Industrials (0.4%)
Emerson Electric Co., 2.00%, 12/21/28, Callable 10/21/28 @ 100	400,000	354,108
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	943,235
John Deere Capital Corp., 3.45%, 3/7/29, MTN	500,000	480,314
Union Pacific Corp., 3.95%, 9/10/28, Callable 6/10/28 @ 100	400,000	395,101
		2,172,758
Information Technology (0.8%)
Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	2,500,000	2,445,259
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	2,000,000	1,943,006
		4,388,265
Materials (0.1%)
Air Products and Chemicals, Inc., 1.85%, 5/15/27, Callable 3/15/27 @ 100	400,000	361,551
TOTAL CORPORATE BONDS (Cost $17,468,129)		16,536,013

U.S. Government & U.S. Government Agency Obligations (19.2%)

Federal Farm Credit Bank (1.9%)
2.85%, 3/2/28	2,400,000	2,287,486
2.95%, 1/27/25	2,000,000	1,954,061
3.14%, 12/5/29	2,500,000	2,376,686
3.39%, 2/1/28	2,000,000	1,954,422
3.85%, 12/26/25	2,770,000	2,759,665
		11,332,320
Federal Home Loan Bank (1.1%)
2.50%, 12/10/27	1,500,000	1,409,774
2.63%, 6/11/27	1,500,000	1,416,998
2.88%, 9/13/24	2,500,000	2,451,301
3.50%, 9/24/29	2,000,000	1,963,751
		7,241,824
U.S. Treasury Bill (3.4%)
3.25%, 7/13/23	12,500,000	12,335,911
3.31%, 4/20/23	5,000,000	4,988,968
4.01%, 9/7/23	2,000,000	1,959,365
		19,284,244
U.S. Treasury Inflation Index Note (2.2%)
0.13%, 10/15/26	5,472,750	5,256,812
0.13%, 4/15/27	4,237,240	4,037,206
0.63%, 7/15/32	3,602,935	3,443,496
		12,737,514
U.S. Treasury Note (10.6%)
0.88%, 11/15/30	11,000,000	9,100,566
1.63%, 8/15/29	6,000,000	5,348,203
1.63%, 5/15/31	10,000,000	8,685,938
2.00%, 4/30/24	6,500,000	6,320,818
2.25%, 11/15/27	6,500,000	6,109,619
2.75%, 5/15/25	5,000,000	4,867,480
2.75%, 8/15/32	7,500,000	7,052,930

U.S. Government & U.S. Government Agency Obligations (continued)

	Principal
Security Description	Amount ($)	Fair Value ($)

U.S. Treasury Note (continued)
3.13%, 8/31/29	12,500,000	12,159,669
		59,645,223
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $110,062,853)		110,241,125

Investment Companies (3.1%)

	Shares
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.64% (b)	17,837,596	17,837,596
TOTAL INVESTMENT COMPANIES (Cost $17,837,596)		17,837,596

Total Investments (Cost $270,509,871) — 99.9%		574,430,109
Other assets in excess of liabilities — 0.1%		648,603
NET ASSETS — 100.0%		$575,078,712

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2023.

ADR	American Depositary Receipt
MTN	Medium Term Note
PLC	Public Limited Company

2

Schedule of Portfolio Investments	Boston Trust Equity Fund March 31, 2023 (Unaudited)

Common Stocks (98.1%)

Security Description	Shares	Fair Value ($)
Communication Services (8.2%)
Alphabet, Inc., Class A (a)	15,000	1,555,950
Alphabet, Inc., Class C (a)	100,000	10,400,000
Comcast Corp., Class A	116,500	4,416,515
		16,372,465
Consumer Discretionary (8.7%)
Dollar General Corp.	8,500	1,788,910
Lowe’s Cos., Inc.	10,000	1,999,700
NIKE, Inc., Class B	30,000	3,679,200
O’Reilly Automotive, Inc. (a)	3,300	2,801,634
Ross Stores, Inc.	12,500	1,326,625
Starbucks Corp.	40,000	4,165,200
The TJX Cos., Inc.	21,500	1,684,740
		17,446,009
Consumer Staples (8.1%)
Church & Dwight Co., Inc.	15,000	1,326,150
Costco Wholesale Corp.	13,750	6,831,963
Diageo PLC, Sponsored ADR	7,500	1,358,850
McCormick & Co., Inc.	14,000	1,164,940
PepsiCo, Inc.	10,000	1,823,000
Sysco Corp.	20,000	1,544,600
The Estee Lauder Cos., Inc.	3,500	862,610
The Procter & Gamble Co.	9,000	1,338,210
		16,250,323
Energy (6.2%)
Chevron Corp.	22,000	3,589,520
Exxon Mobil Corp.	50,000	5,483,000
Schlumberger Ltd.	67,500	3,314,250
		12,386,770
Financials (10.8%)
American Express Co.	12,000	1,979,400
Berkshire Hathaway, Inc., Class B (a)	10,000	3,087,700
Chubb Ltd.	10,000	1,941,800
Cincinnati Financial Corp.	20,000	2,241,600
FactSet Research Systems, Inc.	5,500	2,282,995
JPMorgan Chase & Co.	44,250	5,766,218
Northern Trust Corp.	22,500	1,982,925
T. Rowe Price Group, Inc.	20,000	2,258,000
		21,540,638
Health Care (14.8%)
Agilent Technologies, Inc.	13,600	1,881,424
Becton, Dickinson & Co.	15,000	3,713,099
Edwards Lifesciences Corp. (a)	22,500	1,861,425
Johnson & Johnson	22,500	3,487,500
Merck & Co., Inc.	22,500	2,393,775
Mettler-Toledo International, Inc. (a)	1,500	2,295,315
Stryker Corp.	12,000	3,425,640
The Cooper Cos., Inc.	5,000	1,866,800
UnitedHealth Group, Inc.	12,000	5,671,080
Waters Corp. (a)	3,200	990,816
Zoetis, Inc.	12,000	1,997,280
		29,584,154
Industrials (11.2%)
Deere & Co.	4,750	1,961,180
Donaldson Co., Inc.	15,000	980,100
Hubbell, Inc.	15,000	3,649,650
Illinois Tool Works, Inc.	15,000	3,651,750
Union Pacific Corp.	22,500	4,528,350

Common Stocks (continued)

Security Description	Shares	Fair Value ($)
Industrials (continued)
United Parcel Service, Inc., Class B	15,000	2,909,850
W.W. Grainger, Inc.	7,000	4,821,670
		22,502,550
Information Technology (26.1%)
Accenture PLC, Class A	25,000	7,145,250
Analog Devices, Inc.	9,000	1,774,980
Apple, Inc.	87,000	14,346,300
Automatic Data Processing, Inc.	20,000	4,452,600
Microsoft Corp.	51,000	14,703,299
Oracle Corp.	40,000	3,716,800
Visa, Inc., Class A	28,000	6,312,880
		52,452,109
Materials (3.0%)
Air Products and Chemicals, Inc.	14,800	4,250,708
AptarGroup, Inc.	14,250	1,684,208
		5,934,916
Utilities (1.0%)
Eversource Energy	25,000	1,956,500
		1,956,500

TOTAL COMMON STOCKS (Cost $67,211,186)		196,426,434

Investment Companies (1.9%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.64% (b)	3,709,023	3,709,023
TOTAL INVESTMENT COMPANIES (Cost $3,709,023)		3,709,023

Total Investments (Cost $70,920,209) — 100.0%		200,135,457
Other assets in excess of liabilities — 0.0%		44,289
NET ASSETS — 100.0%		$200,179,746

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2023.

ADR	American Depositary Receipt
PLC	Public Limited Company

3

Schedule of Portfolio Investments	Boston Trust Midcap Fund March 31, 2023 (Unaudited)

Common Stocks (98.7%)

Security Description	Shares	Fair Value ($)

Communication Services (3.6%)
Cable One, Inc.	2,315	1,625,130
Electronic Arts, Inc.	22,210	2,675,195
Omnicom Group, Inc.	20,765	1,958,970
		6,259,295
Consumer Discretionary (9.9%)
AutoZone, Inc. (a)	1,080	2,654,802
Carter’s, Inc.	25,880	1,861,290
Choice Hotels International, Inc.	15,900	1,863,321
Columbia Sportswear Co.	23,685	2,137,334
eBay, Inc.	31,570	1,400,761
O’Reilly Automotive, Inc. (a)	2,120	1,799,838
Ross Stores, Inc.	32,025	3,398,813
Ulta Beauty, Inc. (a)	4,015	2,190,865
		17,307,024
Consumer Staples (5.6%)
BJ’s Wholesale Club Holdings, Inc. (a)	38,350	2,917,285
Church & Dwight Co., Inc.	29,835	2,637,712
Sysco Corp.	34,200	2,641,266
The Hershey Co.	6,600	1,679,106
		9,875,369
Energy (4.2%)
Baker Hughes Co.	149,050	4,301,583
Marathon Oil Corp.	125,800	3,014,168
		7,315,751
Financials (12.9%)
Brown & Brown, Inc.	34,980	2,008,552
CBOE Global Markets, Inc.	13,495	1,811,569
East West Bancorp, Inc.	30,185	1,675,267
Everest Re Group Ltd.	7,560	2,706,631
FactSet Research Systems, Inc.	7,735	3,210,721
M&T Bank Corp.	13,770	1,646,479
Northern Trust Corp.	31,425	2,769,485
SEI Investments Co.	67,850	3,904,768
T. Rowe Price Group, Inc.	25,530	2,882,337
		22,615,809
Health Care (14.7%)
Agilent Technologies, Inc.	16,645	2,302,669
Chemed Corp.	3,225	1,734,244
Henry Schein, Inc. (a)	20,065	1,636,100
Laboratory Corp. of America Holdings	6,540	1,500,407
Medpace Holdings, Inc. (a)	11,555	2,172,918
Mettler-Toledo International, Inc. (a)	1,310	2,004,575
STERIS PLC	11,480	2,195,894
Teleflex, Inc.	8,765	2,220,262
The Cooper Cos., Inc.	10,255	3,828,807
Waters Corp. (a)	9,860	3,052,951
West Pharmaceutical Services, Inc.	8,650	2,996,966
		25,645,793
Industrials (16.6%)
AMETEK, Inc.	21,065	3,061,377
AO Smith Corp.	29,530	2,042,000
Cummins, Inc.	7,735	1,847,737
Donaldson Co., Inc.	46,295	3,024,915
Expeditors International of Washington, Inc.	22,550	2,483,206
Graco, Inc.	24,225	1,768,667
Hubbell, Inc.	6,600	1,605,846

Common Stocks (continued)

Security Description	Shares	Fair Value ($)

Industrials (continued)
Lincoln Electric Holdings, Inc.	16,920	2,861,172
Masco Corp.	50,635	2,517,572
Nordson Corp.	8,685	1,930,328
Rockwell Automation, Inc.	8,085	2,372,543
Verisk Analytics, Inc.	9,385	1,800,606
W.W. Grainger, Inc.	2,575	1,773,686
		29,089,655
Information Technology (16.4%)
Amdocs Ltd.	20,760	1,993,583
Amphenol Corp., Class A	25,520	2,085,494
ANSYS, Inc. (a)	9,165	3,050,112
Arista Networks, Inc. (a)	21,945	3,683,688
Broadridge Financial Solutions, Inc.	14,255	2,089,355
Check Point Software Technologies
Ltd. (a)	13,725	1,784,250
F5, Inc. (a)	12,480	1,818,211
Paychex, Inc.	44,720	5,124,464
TE Connectivity Ltd.	20,590	2,700,379
Trimble, Inc. (a)	31,480	1,650,182
Zebra Technologies Corp. (a)	8,325	2,647,350
		28,627,068
Materials (6.2%)
AptarGroup, Inc.	23,635	2,793,421
Avery Dennison Corp.	12,400	2,218,732
Ball Corp.	39,125	2,156,179
Packaging Corp. of America	12,300	1,707,609
RPM International, Inc.	22,335	1,948,505
		10,824,446
Real Estate (3.2%)
Alexandria Real Estate Equities, Inc.	12,075	1,516,499
AvalonBay Communities, Inc.	10,210	1,715,893
Jones Lang LaSalle, Inc. (a)	16,735	2,434,775
		5,667,167
Utilities (5.4%)
Atmos Energy Corp.	25,125	2,823,045
Eversource Energy	44,310	3,467,701
ONE Gas, Inc.	40,450	3,204,853
		9,495,599

TOTAL COMMON STOCKS (Cost $125,650,324)		172,722,976

Investment Companies (1.2%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.64% (b)	2,177,036	2,177,036
TOTAL INVESTMENT COMPANIES (Cost $2,177,036)		2,177,036

Total Investments (Cost $127,827,360) — 99.9%		174,900,012
Other assets in excess of liabilities — 0.1%		103,991
NET ASSETS — 100.0%		$175,004,003

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2023.

PLC	Public Limited Company

4

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund March 31, 2023 (Unaudited)

Common Stocks (98.4%)

Security Description	Shares	Fair Value ($)
Communication Services (4.3%)
Cable One, Inc.	7,420	5,208,840
Interpublic Group of Cos., Inc.	248,190	9,242,596
Omnicom Group, Inc.	108,305	10,217,493
		24,668,929
Consumer Discretionary (10.3%)
Carter’s, Inc.	84,650	6,088,028
Cavco Industries, Inc. (a)	18,970	6,027,528
Choice Hotels International, Inc.	79,619	9,330,550
Columbia Sportswear Co.	69,160	6,240,998
Service Corporation International	163,465	11,243,123
Texas Roadhouse, Inc.	55,910	6,041,635
TopBuild Corp. (a)	33,345	6,940,428
Williams Sonoma, Inc.	57,425	6,986,326
		58,898,616
Consumer Staples (5.3%)
BJ’s Wholesale Club Holdings, Inc. (a)	124,365	9,460,446
Flowers Foods, Inc.	234,150	6,418,052
Lamb Weston Holdings, Inc.	51,100	5,340,972
The JM Smucker Co.	57,320	9,020,447
		30,239,917
Energy (3.6%)
Cactus, Inc., Class A	183,150	7,551,275
Core Laboratories NV	255,795	5,640,280
Helmerich & Payne, Inc.	212,290	7,589,367
		20,780,922
Financials (12.0%)
American Financial Group, Inc.	58,655	7,126,583
Bank of Hawaii Corp.	70,190	3,655,495
CBOE Global Markets, Inc.	64,485	8,656,466
Cohen & Steers, Inc.	68,015	4,350,239
Commerce Bancshares, Inc.	82,708	4,826,012
East West Bancorp, Inc.	167,820	9,314,010
FactSet Research Systems, Inc.	17,150	7,118,794
SEI Investments Co.	190,390	10,956,945
Selective Insurance Group, Inc.	82,090	7,825,639
UMB Financial Corp.	81,555	4,707,355
		68,537,538
Health Care (15.4%)
Charles River Laboratories
International, Inc. (a)	53,260	10,748,933
Chemed Corp.	18,990	10,211,873
Henry Schein, Inc. (a)	115,150	9,389,331
Medpace Holdings, Inc. (a)	54,165	10,185,728
PerkinElmer, Inc.	63,505	8,462,676
STERIS PLC	48,345	9,247,432
Teleflex, Inc.	29,345	7,433,382
The Cooper Cos., Inc.	32,955	12,304,078
Waters Corp. (a)	30,385	9,408,108
		87,391,541
Industrials (18.2%)
AO Smith Corp.	108,760	7,520,754
Applied Industrial Technologies, Inc.	61,515	8,743,127
C.H. Robinson Worldwide, Inc.	59,980	5,960,213
Donaldson Co., Inc.	166,640	10,888,259
Expeditors International of Washington, Inc.	77,365	8,519,433
Hubbell, Inc.	25,690	6,250,634

Common Stocks (continued)

Security Description	Shares	Fair Value ($)
Industrials (continued)
IDEX Corp.	21,130	4,881,664
Lincoln Electric Holdings, Inc.	62,030	10,489,273
Masco Corp.	118,400	5,886,848
Nordson Corp.	38,890	8,643,691
Robert Half International, Inc.	74,900	6,034,693
Snap-on, Inc.	30,180	7,451,140
The Middleby Corp. (a)	29,985	4,396,101
The Toro Co.	69,400	7,714,504
		103,380,334
Information Technology (14.1%)
Akamai Technologies, Inc. (a)	69,585	5,448,506
Amdocs Ltd.	95,025	9,125,251
Broadridge Financial Solutions, Inc.	51,720	7,580,600
Dolby Laboratories, Inc., Class A	75,620	6,459,460
F5, Inc. (a)	57,437	8,367,997
Jack Henry & Associates, Inc.	43,395	6,540,494
Manhattan Associates, Inc. (a)	50,285	7,786,632
NetApp, Inc.	90,905	5,804,284
Progress Software Corp.	150,885	8,668,344
Trimble, Inc. (a)	123,040	6,449,757
Zebra Technologies Corp. (a)	23,750	7,552,500
		79,783,825
Materials (6.2%)
AptarGroup, Inc.	77,155	9,118,950
Avery Dennison Corp.	38,785	6,939,800
Packaging Corp. of America	42,275	5,869,038
RPM International, Inc.	88,955	7,760,434
Silgan Holdings, Inc.	106,460	5,713,708
		35,401,930
Real Estate (6.3%)
CubeSmart	101,700	4,700,574
Jones Lang LaSalle, Inc. (a)	58,910	8,570,816
Lamar Advertising Co., Class A	73,880	7,379,872
Physicians Realty Trust	422,850	6,313,151
STAG Industrial, Inc.	262,885	8,890,771
		35,855,184
Utilities (2.7%)
Atmos Energy Corp.	34,880	3,919,117
IDACORP, Inc.	43,395	4,700,980
ONE Gas, Inc.	85,465	6,771,392
		15,391,489
TOTAL COMMON STOCKS (Cost $527,490,723)		560,330,225

Investment Companies (1.2%)
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 4.64% (b)	6,949,947	6,949,947
TOTAL INVESTMENT COMPANIES (Cost $6,949,947)		6,949,947

Total Investments (Cost $534,440,670) — 99.6%		567,280,172
Other assets in excess of liabilities — 0.4%		2,392,476
NET ASSETS — 100.0%		$569,672,648

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of March 31, 2023.

PLC   Public Limited Company

5

Schedule of Portfolio Investments	Boston Trust Walden Balanced Fund March 31, 2023 (Unaudited)

Common Stocks (66.1%)

Security Description	Shares	Fair Value ($)
Communication Services (4.9%)
Alphabet, Inc., Class A (a)	20,000	2,074,600
Alphabet, Inc., Class C (a)	42,300	4,399,200
Comcast Corp., Class A	30,475	1,155,307
		7,629,107
Consumer Discretionary (6.2%)
AutoZone, Inc. (a)	780	1,917,357
Dollar General Corp.	7,135	1,501,632
Lowe’s Cos., Inc.	5,800	1,159,826
NIKE, Inc., Class B	17,000	2,084,880
Ross Stores, Inc.	13,000	1,379,690
Starbucks Corp.	16,340	1,701,484
		9,744,869
Consumer Staples (3.3%)
Costco Wholesale Corp.	4,200	2,086,854
PepsiCo, Inc.	17,240	3,142,852
		5,229,706
Energy (4.0%)
ConocoPhillips	39,580	3,926,732
Schlumberger Ltd.	47,250	2,319,975
		6,246,707
Financials (7.3%)
Chubb Ltd.	9,500	1,844,710
FactSet Research Systems, Inc.	3,000	1,245,270
JPMorgan Chase & Co.	26,875	3,502,081
Marsh & McLennan Cos., Inc.	8,000	1,332,400
Northern Trust Corp.	14,800	1,304,324
T. Rowe Price Group, Inc.	10,000	1,129,000
U.S. Bancorp	28,040	1,010,842
		11,368,627
Health Care (11.1%)
Agilent Technologies, Inc.	8,000	1,106,720
Becton, Dickinson & Co.	7,250	1,794,665
Johnson & Johnson	22,045	3,416,974
Merck & Co., Inc.	23,185	2,466,652
Stryker Corp.	9,250	2,640,598
The Cooper Cos., Inc.	3,000	1,120,080
UnitedHealth Group, Inc.	6,750	3,189,983
Waters Corp. (a)	5,425	1,679,743
		17,415,415
Industrials (7.3%)
Cummins, Inc.	5,230	1,249,343
Deere & Co.	5,500	2,270,841
Donaldson Co., Inc.	17,810	1,163,705
Hubbell, Inc.	7,000	1,703,170
Masco Corp.	21,720	1,079,918
Union Pacific Corp.	9,755	1,963,291
United Parcel Service, Inc., Class B	10,000	1,939,900
		11,370,168
Information Technology (19.6%)
Accenture PLC, Class A	12,000	3,429,720
Adobe, Inc. (a)	4,680	1,803,532
Analog Devices, Inc.	8,995	1,773,994
Apple, Inc.	36,265	5,980,099
Automatic Data Processing, Inc.	6,695	1,490,508
Cisco Systems, Inc.	36,515	1,908,822
Microsoft Corp.	31,275	9,016,582

Common Stocks (continued)

Security Description	Shares	Fair Value ($)
Information Technology (continued)
PayPal Holdings, Inc. (a)	8,500	645,490
TE Connectivity Ltd.	6,500	852,475
Visa, Inc., Class A	16,000	3,607,360
		30,508,582
Materials (2.4%)
Air Products and Chemicals, Inc.	9,015	2,589,198
AptarGroup, Inc.	10,500	1,240,995
		3,830,193
TOTAL COMMON STOCKS (Cost $46,103,734)		103,343,374

Corporate Bonds (10.3%)

	Principal
	Amount ($)
Communication Services (0.8%)
Comcast Corp., 3.30%, 4/1/27,
Callable 2/1/27 @ 100	250,000	240,290
Comcast Corp., 3.95%, 10/15/25,
Callable 8/15/25 @ 100	250,000	247,137
Verizon Communications, Inc., 1.50%,
9/18/30, Callable 6/18/30 @ 100	1,000,000	807,857
		1,295,284
Consumer Discretionary (1.9%)
Home Depot, Inc., 1.38%, 3/15/31,
Callable 12/15/30 @ 100	1,500,000	1,199,939
NIKE, Inc., 2.75%, 3/27/27, Callable
1/27/27 @ 100	500,000	474,090
Starbucks Corp., 2.45%, 6/15/26,
Callable 3/15/26 @ 100	350,000	328,103
Toyota Motor Credit Corp., 1.45%,
1/13/25, MTN	1,000,000	946,760
		2,948,892
Consumer Staples (0.9%)
The Estee Lauder Cos., Inc., 1.95%,
3/15/31, Callable 12/15/30 @ 100	1,675,000	1,404,772
Financials (0.5%)
John Deere Capital Corp., 2.80%,
7/18/29	350,000	320,172
JPMorgan Chase & Co., 2.95%,
10/1/26, Callable 7/1/26 @ 100	500,000	472,119
		792,291
Health Care (1.9%)
Abbott Laboratories, 2.95%, 3/15/25,
Callable 12/15/24 @ 100	100,000	97,704
Healthcare Corp., 1.15%, 6/15/25,
Callable 5/15/25 @ 100	100,000	92,370
Kaiser Foundation Hospitals, 3.15%,
5/1/27, Callable 2/1/27 @ 100	250,000	235,431
Pfizer, Inc., 1.70%, 5/28/30, Callable
2/28/30 @ 100	1,300,000	1,094,463
Pfizer, Inc., 3.40%, 5/15/24	100,000	98,648
Stryker Corp., 3.50%, 3/15/26,
Callable 12/15/25 @ 100	300,000	290,853
UnitedHealth Group, Inc., 2.88%,
8/15/29	1,200,000	1,099,346
		3,008,815

6

Schedule of Portfolio Investments	Boston Trust Walden Balanced Fund March 31, 2023 (Unaudited)

Corporate Bonds (continued)

	Principal
Security Description	Amount ($)	Fair Value ($)
Industrials (0.7%)
3M Co., 3.00%, 8/7/25	250,000	240,302
Hubbell, Inc., 2.30%, 3/15/31, Callable
12/15/30 @ 100	500,000	415,247
Hubbell, Inc., 3.35%, 3/1/26, Callable
12/1/25 @ 100	145,000	140,097
Hubbell, Inc., 3.50%, 2/15/28, Callable
11/15/27 @ 100	150,000	141,485
United Parcel Service, Inc., 2.40%,
11/15/26, Callable 8/15/26 @ 100	200,000	188,043
		1,125,174
Information Technology (2.2%)
Apple, Inc., 2.20%, 9/11/29, Callable
6/11/29 @ 100	350,000	313,006
Apple, Inc., 3.00%, 6/20/27, Callable
3/20/27 @ 100	200,000	193,121
Intel Corp., 3.90%, 3/25/30, Callable
12/25/29 @ 100	1,000,000	953,488
Intuit, Inc., 0.65%, 7/15/23	1,000,000	988,641
Mastercard, Inc., 2.95%, 11/21/26,
Callable 8/21/26 @ 100	100,000	95,481
Mastercard, Inc., 3.30%, 3/26/27,
Callable 1/26/27 @ 100	150,000	145,324
Oracle Corp., 2.50%, 4/1/25, Callable
3/1/25 @ 100	200,000	191,465
Oracle Corp., 3.40%, 7/8/24, Callable
4/8/24 @ 100	300,000	293,913
Visa, Inc., 3.15%, 12/14/25, Callable
9/14/25 @ 100	275,000	267,163
		3,441,602
Materials (0.8%)
Air Products And Chemicals, Inc.,
2.05%, 5/15/30, Callable 2/15/30
@ 100	1,425,000	1,229,697
Utilities (0.6%)
Consolidated Edison Co. of New York,
Inc., 3.35%, 4/1/30, Callable 1/1/30
@ 100	1,000,000	921,589
TOTAL CORPORATE BONDS (Cost $17,703,454)		16,168,116

Municipal Bonds (0.4%)
Georgia (0.2%)
State of Georgia, GO, Series B, 1.40%,
8/1/33, Callable 8/1/30 @ 100	350,000	265,102
Hawaii (0.2%)
State of Hawaii, GO, Series FZ, 1.87%,
8/1/33, Callable 8/1/30 @ 100	500,000	394,107
TOTAL MUNICIPAL BONDS (Cost $857,558)		659,209

U.S. Government & U.S. Government Agency Obligations (21.1%)
Federal Farm Credit Bank (0.7%)
2.75%, 7/16/27	250,000	238,582
2.85%, 3/2/28	750,000	714,839
		953,421

U.S. Government & U.S. Government Agency Obligations (continued)

	Principal
Security Description	Amount ($)	Fair Value ($)
Federal Home Loan Bank (1.1%)
2.88%, 9/13/24	1,000,000	980,520
5.50%, 7/15/36	700,000	799,544
		1,780,064
Federal National Mortgage Association (2.6%)
1.88%, 9/24/26	1,000,000	935,133
2.13%, 4/24/26	1,250,000	1,185,987
2.63%, 9/6/24	1,950,000	1,903,210
		4,024,330
Government National Mortgage Association (0.0%) (b)
4.00%, 9/15/40	9,804	9,394
4.00%, 9/15/41	26,827	25,772
		35,166
U.S. Treasury Inflation Index Note (3.8%)
0.13%, 1/15/32	4,666,545	4,264,764
0.25%, 7/15/29	1,169,280	1,108,488
0.75%, 7/15/28	595,765	584,444
		5,957,696
U.S. Treasury Note (12.9%)
2.75%, 8/15/32	7,875,000	7,405,576
2.88%, 5/15/32	13,600,000	12,933,281
		20,338,857
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT
AGENCY OBLIGATIONS (Cost $34,032,849)		33,089,534

Yankee Dollar (0.2%)

Financials (0.2%)
The Toronto-Dominion Bank, 3.50%,
7/19/23, MTN	350,000	348,054
TOTAL YANKEE DOLLAR (Cost $350,514)		348,054

Investment Companies (1.7%)

	Shares
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 4.64% (c)	2,673,151	2,673,151
TOTAL INVESTMENT COMPANIES (Cost $2,673,151)		2,673,151

Total Investments (Cost $101,721,260) — 99.8%		156,281,438
Other assets in excess of liabilities — 0.2%		383,578
NET ASSETS — 100.0%		$156,665,016

(a)	Non-income producing security.

(b)	Represents less than 0.05%.

(c)	Rate disclosed is the seven day yield as of March 31, 2023.

GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company

7

Schedule of Portfolio Investments	Boston Trust Walden Equity Fund March 31, 2023 (Unaudited)

Common Stocks (99.0%)

Security Description	Shares	Fair Value ($)
Communication Services (7.2%)
Alphabet, Inc., Class A (a)	51,665	5,359,210
Alphabet, Inc., Class C (a)	82,990	8,630,961
Comcast Corp., Class A	123,555	4,683,970
		18,674,141
Consumer Discretionary (9.8%)
AutoZone, Inc. (a)	1,890	4,645,903
Dollar General Corp.	15,410	3,243,189
Lowe’s Cos., Inc.	12,200	2,439,634
McDonald’s Corp.	9,880	2,762,547
NIKE, Inc., Class B	38,460	4,716,734
Ross Stores, Inc.	21,020	2,230,853
Starbucks Corp.	33,500	3,488,355
The Home Depot, Inc.	6,330	1,868,110
		25,395,325
Consumer Staples (5.1%)
Costco Wholesale Corp.	8,950	4,446,987
PepsiCo, Inc.	39,105	7,128,841
The Hershey Co.	6,520	1,658,753
		13,234,581
Energy (5.3%)
ConocoPhillips	115,340	11,442,881
Schlumberger Ltd.	44,035	2,162,119
		13,605,000
Financials (10.9%)
American Express Co.	12,495	2,061,050
Chubb Ltd.	26,275	5,102,080
FactSet Research Systems, Inc.	6,820	2,830,914
JPMorgan Chase & Co.	56,110	7,311,693
Marsh & McLennan Cos., Inc.	17,100	2,848,005
Northern Trust Corp.	36,335	3,202,203
T. Rowe Price Group, Inc.	22,705	2,563,395
U.S. Bancorp	60,355	2,175,798
		28,095,138
Health Care (15.9%)
Agilent Technologies, Inc.	23,890	3,304,943
Becton, Dickinson & Co.	17,010	4,210,655
Danaher Corp.	4,765	1,200,971
Johnson & Johnson	53,535	8,297,925
Merck & Co., Inc.	37,740	4,015,159
Stryker Corp.	22,145	6,321,732
The Cooper Cos., Inc.	8,075	3,014,882
UnitedHealth Group, Inc.	16,525	7,809,550
Waters Corp. (a)	9,100	2,817,633
		40,993,450
Industrials (11.4%)
Cummins, Inc.	9,330	2,228,750
Deere & Co.	13,120	5,416,985
Donaldson Co., Inc.	36,415	2,379,356
Hubbell, Inc.	11,880	2,890,523
Masco Corp.	41,400	2,058,408
Union Pacific Corp.	34,375	6,918,313
United Parcel Service, Inc., Class B	29,355	5,694,576
W.W. Grainger, Inc.	2,755	1,897,672
		29,484,583
Information Technology (29.2%)
Accenture PLC, Class A	30,010	8,577,158

Common Stocks (continued)

Security Description	Shares	Fair Value ($)
Information Technology (continued)
Adobe, Inc. (a)	8,155	3,142,692
Analog Devices, Inc.	21,645	4,268,827
Apple, Inc.	115,075	18,975,868
Applied Materials, Inc.	27,745	3,407,918
Automatic Data Processing, Inc.	16,970	3,778,031
Cisco Systems, Inc.	89,280	4,667,112
Microsoft Corp.	62,690	18,073,527
TE Connectivity Ltd.	21,630	2,836,775
Visa, Inc., Class A	35,465	7,995,939
		75,723,847
Materials (3.0%)
Air Products and Chemicals, Inc.	17,390	4,994,582
AptarGroup, Inc.	23,605	2,789,875
		7,784,457
Utilities (1.2%)
Eversource Energy	38,955	3,048,618
		3,048,618

TOTAL COMMON STOCKS (Cost $119,469,353)		256,039,140

Investment Companies (0.6%)
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 4.64% (b)	1,551,697	1,551,697
TOTAL INVESTMENT COMPANIES (Cost $1,551,697)		1,551,697

Total Investments (Cost $121,021,050) — 99.6%		257,590,837
Other assets in excess of liabilities — 0.4%		918,461
NET ASSETS — 100.0%		$258,509,298

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of March 31, 2023.

PLC   Public Limited Company

8

Schedule of Portfolio Investments	Boston Trust Walden Midcap Fund March 31, 2023 (Unaudited)

Common Stocks (99.0%)

Security Description	Shares	Fair Value ($)

Communication Services (3.7%)
Cable One, Inc.	1,425	1,000,350
Electronic Arts, Inc.	13,250	1,595,963
Omnicom Group, Inc.	13,825	1,304,250
		3,900,563

Consumer Discretionary (10.1%)
AutoZone, Inc. (a)	625	1,536,344
Carter’s, Inc.	15,825	1,138,134
Choice Hotels International, Inc.	9,050	1,060,570
Columbia Sportswear Co.	14,325	1,292,688
eBay, Inc.	19,100	847,467
O’Reilly Automotive, Inc. (a)	1,350	1,146,123
Ross Stores, Inc.	22,225	2,358,739
Ulta Beauty, Inc. (a)	2,500	1,364,175
		10,744,240

Consumer Staples (5.7%)
BJ’s Wholesale Club Holdings, Inc. (a)	23,350	1,776,235
Church & Dwight Co., Inc.	17,725	1,567,067
Sysco Corp.	21,550	1,664,307
The Hershey Co.	4,025	1,024,000
		6,031,609

Energy (3.4%)
Baker Hughes Co.	126,300	3,645,018
		3,645,018

Financials (12.7%)
Brown & Brown, Inc.	22,800	1,309,176
CBOE Global Markets, Inc.	8,275	1,110,836
East West Bancorp, Inc.	18,425	1,022,588
Everest Re Group Ltd.	3,975	1,423,130
FactSet Research Systems, Inc.	4,600	1,909,414
M&T Bank Corp.	8,400	1,004,388
Northern Trust Corp.	19,175	1,689,893
SEI Investments Co.	40,475	2,329,335
T. Rowe Price Group, Inc.	15,300	1,727,370
		13,526,130

Health Care (14.5%)
Agilent Technologies, Inc.	10,125	1,400,693
Chemed Corp.	1,950	1,048,613
Henry Schein, Inc. (a)	13,000	1,060,020
Laboratory Corp. of America Holdings	3,700	848,854
Medpace Holdings, Inc. (a)	6,900	1,297,545
Mettler-Toledo International, Inc. (a)	790	1,208,866
STERIS PLC	7,175	1,372,434
Teleflex, Inc.	5,025	1,272,883
The Cooper Cos., Inc.	6,100	2,277,495
Waters Corp. (a)	5,825	1,803,594
West Pharmaceutical Services, Inc.	5,250	1,818,968
		15,409,965

Industrials (17.6%)
AMETEK, Inc.	12,775	1,856,590
AO Smith Corp.	18,650	1,289,648
Cummins, Inc.	4,825	1,152,596
Donaldson Co., Inc.	28,200	1,842,587
Expeditors International of Washington, Inc.	13,775	1,516,903
Graco, Inc.	15,525	1,133,480
Hubbell, Inc.	4,900	1,192,219
Lincoln Electric Holdings, Inc.	10,275	1,737,502

Common Stocks (continued)

Security Description	Shares	Fair Value ($)

Industrials (continued)
Masco Corp.	31,050	1,543,806
Nordson Corp.	5,375	1,194,648
Rockwell Automation, Inc.	4,900	1,437,905
Verisk Analytics, Inc.	5,800	1,112,788
W.W. Grainger, Inc.	2,550	1,756,466
		18,767,138

Information Technology (16.3%)
Amdocs Ltd.	12,700	1,219,581
Amphenol Corp., Class A	15,250	1,246,230
ANSYS, Inc. (a)	5,550	1,847,040
Arista Networks, Inc. (a)	13,350	2,240,931
Broadridge Financial Solutions, Inc.	8,500	1,245,845
Check Point Software Technologies Ltd. (a)	8,025	1,043,250
F5, Inc. (a)	7,700	1,121,813
Paychex, Inc.	26,875	3,079,605
TE Connectivity Ltd.	12,650	1,659,048
Trimble, Inc. (a)	19,150	1,003,843
Zebra Technologies Corp. (a)	5,075	1,613,850
		17,321,036

Materials (6.2%)
AptarGroup, Inc.	14,400	1,701,936
Avery Dennison Corp.	7,475	1,337,502
Ball Corp.	23,700	1,306,107
Packaging Corp. of America	8,000	1,110,640
RPM International, Inc.	13,350	1,164,654
		6,620,839

Real Estate (3.3%)
Alexandria Real Estate Equities, Inc.	7,500	941,925
AvalonBay Communities, Inc.	6,225	1,046,174
Jones Lang LaSalle, Inc. (a)	10,225	1,487,635
		3,475,734

Utilities (5.5%)
Atmos Energy Corp.	15,725	1,766,861
Eversource Energy	27,080	2,119,281
ONE Gas, Inc.	24,425	1,935,193
		5,821,335

TOTAL COMMON STOCKS (Cost $75,891,444)		105,263,607

Investment Companies (1.1%)
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 4.64% (b)	1,177,687	1,177,687
TOTAL INVESTMENT COMPANIES (Cost $1,177,687)		1,177,687

Total Investments (Cost $77,069,131) — 100.1%		106,441,294
Liabilities in excess of other assets — (0.1)%		(71,820)
NET ASSETS — 100.0%		$106,369,474

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of March 31, 2023.

PLC Public Limited Company

9

Schedule of Portfolio Investments	Boston Trust Walden SMID Cap Fund March 31, 2023 (Unaudited)

Common Stocks (98.7%)

Security Description	Shares	Fair Value ($)

Communication Services (5.2%)
Cable One, Inc.	2,304	1,617,408
Interpublic Group of Cos., Inc.	59,785	2,226,393
Omnicom Group, Inc.	33,265	3,138,221
		6,982,022

Consumer Discretionary (9.3%)
Carter’s, Inc.	18,554	1,334,404
Cavco Industries, Inc. (a)	4,408	1,400,598
Choice Hotels International, Inc.	21,405	2,508,452
Columbia Sportswear Co.	15,140	1,366,233
Texas Roadhouse, Inc.	12,267	1,325,572
TopBuild Corp. (a)	13,481	2,805,935
Williams Sonoma, Inc.	13,671	1,663,214
		12,404,408

Consumer Staples (5.5%)
BJ’s Wholesale Club Holdings, Inc. (a)	28,755	2,187,393
Flowers Foods, Inc.	56,290	1,542,909
Lamb Weston Holdings, Inc.	11,957	1,249,746
The JM Smucker Co.	14,765	2,323,567
		7,303,615

Financials (12.3%)
American Financial Group, Inc.	14,119	1,715,459
Bank of Hawaii Corp.	16,224	844,946
CBOE Global Markets, Inc.	15,498	2,080,452
Cohen & Steers, Inc.	15,005	959,720
Commerce Bancshares, Inc.	18,466	1,077,491
East West Bancorp, Inc.	44,247	2,455,709
FactSet Research Systems, Inc.	3,974	1,649,568
SEI Investments Co.	45,865	2,639,530
Selective Insurance Group, Inc.	19,015	1,812,699
UMB Financial Corp.	19,225	1,109,667
		16,345,241

Health Care (14.2%)
Chemed Corp.	4,436	2,385,459
Henry Schein, Inc. (a)	27,864	2,272,031
Medpace Holdings, Inc. (a)	15,786	2,968,557
PerkinElmer, Inc.	15,139	2,017,423
STERIS PLC	11,251	2,152,091
Teleflex, Inc.	6,412	1,624,224
The Cooper Cos., Inc.	7,665	2,861,804
Waters Corp. (a)	8,265	2,559,092
		18,840,681

Industrials (21.9%)
Acuity Brands, Inc.	7,249	1,324,610
AO Smith Corp.	24,085	1,665,478
Applied Industrial Technologies, Inc.	18,915	2,688,389
C.H. Robinson Worldwide, Inc.	13,073	1,299,064
Donaldson Co., Inc.	39,956	2,610,724
Expeditors International of Washington, Inc.	18,002	1,982,380
Franklin Electric Co., Inc.	14,313	1,346,853
Hubbell, Inc.	8,065	1,962,295
IDEX Corp.	4,535	1,047,721
Lincoln Electric Holdings, Inc.	14,955	2,528,891
Masco Corp.	31,224	1,552,457
Nordson Corp.	9,449	2,100,135
Robert Half International, Inc.	24,593	1,981,458
Snap-on, Inc.	6,975	1,722,058
The Middleby Corp. (a)	10,126	1,484,573

Common Stocks (continued)

Security Description	Shares	Fair Value ($)

Industrials (continued)
The Toro Co.	16,901	1,878,715
		29,175,801
Information Technology (16.5%)
Akamai Technologies, Inc. (a)	15,697	1,229,075
Amdocs Ltd.	22,975	2,206,290
Aspen Technology, Inc. (a)	8,365	1,914,498
Broadridge Financial Solutions, Inc.	12,287	1,800,906
Dolby Laboratories, Inc., Class A	24,328	2,078,097
F5, Inc. (a)	13,444	1,958,656
Jack Henry & Associates, Inc.	10,256	1,545,784
Manhattan Associates, Inc. (a)	15,592	2,414,421
NetApp, Inc.	22,512	1,437,391
Progress Software Corp.	36,003	2,068,372
Trimble, Inc. (a)	28,999	1,520,128
Zebra Technologies Corp. (a)	5,485	1,744,230
		21,917,848

Materials (6.5%)
AptarGroup, Inc.	21,690	2,563,541
Avery Dennison Corp.	9,395	1,681,047
Packaging Corp. of America	9,260	1,285,566
RPM International, Inc.	21,115	1,842,073
Silgan Holdings, Inc.	24,760	1,328,869
		8,701,096

Real Estate (7.3%)
CubeSmart	28,431	1,314,081
Jones Lang LaSalle, Inc. (a)	13,900	2,022,311
Lamar Advertising Co., Class A	17,972	1,795,223
Physicians Realty Trust	126,559	1,889,526
STAG Industrial, Inc.	79,056	2,673,674
		9,694,815

TOTAL COMMON STOCKS (Cost $109,609,168)		131,365,527

Investment Companies (1.1%)
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 4.64% (b)	1,512,886	1,512,886
TOTAL INVESTMENT COMPANIES (Cost $1,512,886)		1,512,886

Total Investments (Cost $111,122,054) — 99.8%		132,878,413
Other assets in excess of liabilities — 0.2%		217,803
NET ASSETS — 100.0%		$133,096,216

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of March 31, 2023.

PLC	Public Limited Company

10

Schedule of Portfolio Investments	Boston Trust Walden Small Cap Fund March 31, 2023 (Unaudited)

Common Stocks (99.0%)

Security Description	Shares	Fair Value ($)

Communication Services (3.0%)
Cable One, Inc.	24,446	17,161,092
Shutterstock, Inc.	220,441	16,004,017
		33,165,109

Consumer Discretionary (9.2%)
Carter’s, Inc.	191,247	13,754,484
Cavco Industries, Inc. (a)	62,478	19,851,760
Choice Hotels International, Inc.	179,740	21,063,731
Columbia Sportswear Co.	225,069	20,310,227
Texas Roadhouse, Inc.	138,024	14,914,873
TopBuild Corp. (a)	58,921	12,263,817
		102,158,892

Consumer Staples (4.7%)
Central Garden & Pet Co. (a)	282,689	11,044,659
Flowers Foods, Inc.	833,888	22,856,870
Lancaster Colony Corp.	88,344	17,923,231
		51,824,760

Energy (4.6%)
Cactus, Inc., Class A	494,398	20,384,029
Core Laboratories NV	471,892	10,405,219
Helmerich & Payne, Inc.	553,660	19,793,345
		50,582,593

Financials (12.9%)
1st Source Corp.	160,737	6,935,802
Bank of Hawaii Corp.	105,811	5,510,637
Camden National Corp.	90,733	3,283,627
Cathay General Bancorp	361,112	12,465,587
Cohen & Steers, Inc.	230,891	14,767,788
Evercore, Inc.	112,794	13,014,172
First Hawaiian, Inc.	271,323	5,597,393
German American Bancorp, Inc.	92,548	3,088,327
Independent Bank Corp.	157,895	10,361,070
International Bancshares Corp.	214,503	9,185,018
Lakeland Financial Corp.	125,471	7,859,503
Selective Insurance Group, Inc.	201,862	19,243,504
The Hanover Insurance Group, Inc.	91,862	11,804,267
Tompkins Financial Corp.	83,427	5,523,702
UMB Financial Corp.	162,280	9,366,802
Washington Trust Bancorp, Inc.	141,121	4,891,254
		142,898,453

Health Care (17.0%)
Atrion Corp.	12,595	7,908,526
Chemed Corp.	43,594	23,442,673
Corcept Therapeutics, Inc. (a)	810,512	17,555,690
CorVel Corp. (a)	103,223	19,641,272
Globus Medical, Inc., Class A (a)	282,112	15,978,824
Haemonetics Corp. (a)	268,526	22,220,527
ICU Medical, Inc. (a)	99,989	16,494,185
Medpace Holdings, Inc. (a)	120,134	22,591,199
Premier, Inc.	685,883	22,202,032
U.S. Physical Therapy, Inc.	225,581	22,086,636
		190,121,564

Industrials (16.6%)
Acuity Brands, Inc.	75,092	13,721,561
Applied Industrial Technologies, Inc.	147,932	21,025,575
Comfort Systems USA, Inc.	95,958	14,006,029
Donaldson Co., Inc.	360,853	23,578,135
Forward Air Corp.	110,190	11,874,074

Common Stocks (continued)

Security Description	Shares	Fair Value ($)

Industrials (continued)
Franklin Electric Co., Inc.	177,465	16,699,457
Insperity, Inc.	86,934	10,566,828
Landstar System, Inc.	105,584	18,926,988
MSC Industrial Direct Co., Inc.	168,436	14,148,624
UniFirst Corp.	77,275	13,618,173
Valmont Industries, Inc.	34,245	10,933,744
Watts Water Technologies, Inc., Class A	95,209	16,025,579
		185,124,767

Information Technology (16.4%)
Badger Meter, Inc.	110,329	13,440,279
CSG Systems International, Inc.	307,597	16,517,959
ExlService Holdings, Inc. (a)	128,820	20,846,941
InterDigital, Inc.	230,388	16,795,285
Littelfuse, Inc.	72,990	19,567,889
Power Integrations, Inc.	303,724	25,707,199
Progress Software Corp.	422,411	24,267,512
Qualys, Inc. (a)	169,189	21,997,954
Teradata Corp. (a)	564,018	22,718,645
		181,859,663

Materials (6.6%)
AptarGroup, Inc.	180,609	21,346,178
Minerals Technologies, Inc.	240,408	14,525,451
Sensient Technologies Corp.	204,760	15,676,426
Silgan Holdings, Inc.	402,385	21,596,003
		73,144,058

Real Estate (4.5%)
Americold Realty Trust, Inc.	389,060	11,068,757
Physicians Realty Trust	1,223,364	18,264,825
STAG Industrial, Inc.	614,820	20,793,212
		50,126,794

Utilities (3.5%)
IDACORP, Inc.	148,264	16,061,440
ONE Gas, Inc.	179,015	14,183,358
Unitil Corp.	150,454	8,581,896
		38,826,694

TOTAL COMMON STOCKS (Cost $931,666,017)		1,099,833,347

Investment Companies (1.0%)
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 4.64% (b)	11,425,044	11,425,044
TOTAL INVESTMENT COMPANIES (Cost $11,425,044)		11,425,044

Total Investments (Cost $943,091,061) — 100.0%		1,111,258,391
Other assets in excess of liabilities — 0.0%		248,445
NET ASSETS — 100.0%		$1,111,506,836

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of March 31, 2023.

11

Schedule of Portfolio Investments	Boston Trust Walden International Equity Fund March 31, 2023 (Unaudited)

Common Stocks (98.7%)

Security Description	Shares	Fair Value ($)

Australia (6.1%)
Brambles Ltd.	152,800	1,375,192
CSL Ltd.	6,700	1,292,468
Insurance Australia Group Ltd.	392,500	1,232,249
Telstra Corp. Ltd.	290,800	821,290
Woodside Energy Group Ltd.	56,000	1,261,524
		5,982,723

Canada (11.1%)
Bank of Montreal	11,200	997,747
BCE, Inc.	25,900	1,160,354
Canadian National Railway Co.	12,700	1,498,756
Great-West Lifeco, Inc.	22,900	607,029
Intact Financial Corp.	4,300	615,486
Magna International, Inc.	25,000	1,339,266
Metro, Inc.	28,400	1,562,389
Royal Bank of Canada	13,000	1,243,432
The Toronto-Dominion Bank	20,700	1,240,039
Tourmaline Oil Corp.	12,700	529,315
		10,793,813

Denmark (3.0%)
Novo Nordisk A/S	15,000	2,380,649
Novozymes A/S	11,200	573,761
		2,954,410

Finland (0.7%)
Kone Oyj	13,200	688,482
		688,482

France (9.6%)
Air Liquide SA	11,400	1,909,657
Dassault Systemes SE	19,300	797,015
EssilorLuxottica SA	4,700	848,395
Legrand SA	13,700	1,253,013
L’Oreal SA	2,700	1,207,873
Publicis Groupe SA	11,100	867,114
Schneider Electric SE	9,400	1,571,241
Societe BIC SA	14,300	901,659
		9,355,967

Germany (7.7%)
Allianz SE	2,900	669,380
Deutsche Boerse AG	9,200	1,790,351
Fresenius SE & Co. KGaA	26,700	719,675
Hannover Rueck SE	5,600	1,095,398
Henkel AG & Co. KGaA	9,700	705,308
Merck KGaA	5,000	929,515
SAP AG	12,600	1,584,897
		7,494,524

Hong Kong (2.1%)
Hang Lung Properties Ltd.	354,000	663,665
Hang Seng Bank Ltd.	48,200	683,805
Sino Land Co. Ltd.	548,000	742,258
		2,089,728

Ireland (2.4%)
Experian PLC	34,100	1,122,223
Smurfit Kappa Group PLC	34,100	1,237,855
		2,360,078

Israel (1.2%)
Check Point Software Technologies Ltd. (a)	4,600	598,000

Common Stocks (continued)

Security Description	Shares	Fair Value ($)

Israel (continued)
Nice Ltd. (a)	2,574	586,325
		1,184,325

Italy (1.7%)
FinecoBank Banca Fineco SpA	42,700	656,579
Snam SpA	90,171	478,596
Terna Rete Elettrica Nazionale SpA	66,000	541,633
		1,676,808

Japan (17.8%)
Chugai Pharmaceutical Co. Ltd.	25,000	617,984
Daiwa House Industry Co. Ltd.	18,590	437,971
INPEX Corp.	84,600	900,250
JSR Corp.	24,500	579,185
Kao Corp.	12,600	492,046
Kurita Water Industries Ltd.	13,000	595,005
Mitsubishi Estate Co. Ltd.	35,300	421,492
Nippon Telegraph & Telephone Corp.	52,500	1,568,221
Nitto Denko Corp.	22,100	1,428,368
Nomura Research Institute Ltd.	54,000	1,255,869
Oracle Corp.	9,100	656,860
Sumitomo Mitsui Financial Group, Inc.	41,500	1,664,234
Sysmex Corp.	14,700	965,129
Terumo Corp.	15,200	410,393
The Chiba Bank Ltd.	177,900	1,148,921
The Hachijuni Bank Ltd.	171,000	743,369
Tokio Marine Holdings, Inc.	32,700	630,566
Toyota Motor Corp.	161,300	2,296,399
Yamato Holdings Co. Ltd.	25,700	440,895
		17,253,157

Luxembourg (1.0%)
Tenaris SA	69,200	984,070
		984,070

Netherlands (5.6%)
ASML Holding NV	1,900	1,298,140
ING Groep NV	46,100	548,404
Koninklijke Ahold Delhaize NV	32,200	1,101,312
Koninklijke Vopak NV	34,700	1,222,900
Wolters Kluwer NV	10,000	1,261,773
		5,432,529

Norway (0.9%)
Equinor ASA	32,025	911,191
		911,191

Singapore (1.2%)
ComfortDelGro Corp. Ltd.	539,400	479,503
Singapore Exchange Ltd.	98,200	696,507
		1,176,010

Spain (1.6%)
Industria de Diseno Textil SA	47,900	1,608,469
		1,608,469

Sweden (2.5%)
Assa Abloy AB, Class B	28,100	674,924
Atlas Copco AB	44,000	558,059
Svenska Handelsbanken AB	140,200	1,213,939
		2,446,922

12

Schedule of Portfolio Investments	Boston Trust Walden International Equity Fund March 31, 2023 (Unaudited)

Common Stocks (continued)

Security Description	Shares	Fair Value ($)

Switzerland (8.5%)
Cie Financiere Richemont SA	11,100	1,779,826
Nestle SA	22,300	2,723,057
Roche Holding AG	4,800	1,374,075
SGS SA	390	857,063
Sonova Holding AG	2,600	766,906
Zurich Insurance Group AG	1,600	765,795
		8,266,722

United Kingdom (14.0%)
Compass Group PLC	71,100	1,787,438
Croda International PLC	14,000	1,124,347
Johnson Matthey PLC	43,900	1,075,656
National Grid PLC	120,000	1,628,567
Next PLC	16,600	1,348,766
Reckitt Benckiser Group PLC	6,800	516,541
RELX PLC	45,200	1,462,989
Schroders PLC	159,999	911,590
Severn Trent PLC	15,000	532,690
Smith & Nephew PLC	61,900	861,096
The Sage Group PLC	101,800	975,254
Unilever PLC	26,200	1,357,141
		13,582,075

TOTAL COMMON STOCKS (Cost $84,542,564)		96,242,003

Investment Companies (1.2%)
JPMorgan U.S. Government Money Market
Fund, Capital Shares, 4.64% (b)	1,212,014	1,212,014
TOTAL INVESTMENT COMPANIES (Cost $1,212,014)		1,212,014

Total Investments (Cost $85,754,578) — 99.9%		97,454,017
Other assets in excess of liabilities — 0.1%		135,062
NET ASSETS — 100.0%		$97,589,079

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of March 31, 2023.

PLC	Public Limited Company

The Fund invested, as a percentage of net assets at value, in the following industries as of March 31, 2023:

Percentage of
Industry	Total Net Assets
Financials	19.7%
Industrials	15.1
Health Care	11.4
Consumer Discretionary	10.4
Consumer Staples	9.8
Materials	8.4
Information Technology	7.9
Energy	5.9
Communication Services	4.5
Utilities	3.3
Real Estate	2.3
Investment Companies	1.2
Other net assets	0.1
Total	100.0%

13